INCOME TAXES (Details Narrative) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward		$ 1,227,000
Increase in valuation allowance	$ 3,841	$ 474,895